STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Number of shares/Amount	Additional paid in capital	Accumulated other comprehensive income (loss)	Accumulated surplus (deficit)	Total
BALANCE at Dec. 31, 2013	$ 2,350	$ 240,563	$ 612	$ (100,887)	$ 142,638
BALANCE (in shares) at Dec. 31, 2013	202,513,145
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million	$ 112	195,797			195,909
Issuance of ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million (In shares)	8,325,000
Exercise of options	$ 49	10,102			10,151
Exercise of options (in shares)	3,715,916
Comprehensive income (loss)			(793)	(30,084)	(30,877)
Share-based compensation		76,853			76,853
BALANCE at Dec. 31, 2014	$ 2,511	523,315	(181)	(130,971)	394,674
BALANCE (in shares) at Dec. 31, 2014	214,554,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options and vesting of RSUs	$ 47	8,928			8,975
Exercise of options and vesting of RSUs (in shares)	4,293,369
Comprehensive income (loss)			(1,594)	68,450	66,856
Share-based compensation		44,969			44,969
BALANCE at Dec. 31, 2015	$ 2,558	577,212	(1,775)	(62,521)	515,474
BALANCE (in shares) at Dec. 31, 2015	218,847,430
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options and vesting of RSUs	$ 32	7,883			7,915
Exercise of options and vesting of RSUs (in shares)	2,890,584
Comprehensive income (loss)			1,051	108,370	109,421
Share-based compensation		65,602			65,602
BALANCE at Dec. 31, 2016	$ 2,590	$ 650,697	$ (724)	$ 45,849	$ 698,412
BALANCE (in shares) at Dec. 31, 2016	221,738,014